Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	CALVERT WORLD VALUES FUND INC
Central Index Key	0000884110
Amendment Flag	false
Document Creation Date	Dec. 12, 2017
Document Effective Date	Dec. 12, 2017
Prospectus Date	Feb. 01, 2017
Calvert International Equity Fund | Class A
Risk/Return:
Trading Symbol	CWVGX
Calvert International Equity Fund | Class C
Risk/Return:
Trading Symbol	CWVCX
Calvert International Equity Fund | Class I
Risk/Return:
Trading Symbol	CWVIX
Calvert Mid-Cap Fund | Class A
Risk/Return:
Trading Symbol	CCAFX
Calvert Mid-Cap Fund | Class C
Risk/Return:
Trading Symbol	CCACX
Calvert Mid-Cap Fund | Class I
Risk/Return:
Trading Symbol	CCPIX
Calvert International Opportunities Fund | Class A
Risk/Return:
Trading Symbol	CIOAX
Calvert International Opportunities Fund | Class C
Risk/Return:
Trading Symbol	COICX
Calvert International Opportunities Fund | Class I
Risk/Return:
Trading Symbol	COIIX
Calvert Emerging Markets Equity Fund | Class A
Risk/Return:
Trading Symbol	CVMAX
Calvert Emerging Markets Equity Fund | Class C
Risk/Return:
Trading Symbol	CVMCX
Calvert Emerging Markets Equity Fund | Class I
Risk/Return:
Trading Symbol	CVMIX